Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and short-term deposits

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Cash at banks and on hand	37,680,683	5,054,635